CURRENCY GAINS / (LOSSES) - Currency Gains and Losses Included in Income from Operations (Details) € in Millions, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 USD ($)
Analysis of income and expense [line items]
Total currency gains / (losses) - net	€ (6)	$ (6)	€ (2)	$ (2)	€ (10)	$ (10)	€ 2	$ 2
Realized exchange (losses) / gains on foreign currency derivatives - net	(3)		0		(3)		1
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(5)		0		(5)		0
Unrealized (losses) / gains on foreign currency derivatives - net	0		(1)		(2)		1
Exchange gains / (losses) from the remeasurement of monetary assets and liabilities - net	2		(1)		0		0
Included in Revenue
Analysis of income and expense [line items]
Total currency gains / (losses) - net	(2)		(1)		(5)		(2)
Included in Cost of sales
Analysis of income and expense [line items]
Total currency gains / (losses) - net	1		0		1		0
Included in Other gains / (losses) - net
Analysis of income and expense [line items]
Total currency gains / (losses) - net	€ (5)		€ (1)		€ (6)		€ 4